Marketable Securities: (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 239,232		$ 541,216
Increase (decrease) in fair value	12,456	$ (301,984)
Fair value at balance sheet date	$ 251,688	$ 239,232